Expense Example	Aug. 10, 2026 USD ($)
m+ Income Momentum Autocall ETF | m+ Income Momentum Autocall ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	225
m+ Nasdaq-100 Accelerator Autocall ETF | m+ Nasdaq-100 Accelerator Autocall ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
m+ DualYield Autocall ETF | m+ DualYield Autocall ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
m+ DynaBuffer ETF | m+ DynaBuffer ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	$ 225